PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 7) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
U.S. plans
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 1,770.0	$ 1,530.0
Fair value of plan assets in excess of plan assets	1,260.0	997.5
Pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligations	1,380.0	1,490.0
Fair value of plan assets	910.9	997.3
U.S.
Funded status of the plans
Other accrued liabilities	(13.4)	(14.4)
Long-term retirement benefits and other liabilities	(370.6)	(367.8)
Plan assets less than benefit obligations	$ (384.0)	$ (382.2)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	4.55%	4.00%	4.85%
Int'l
Funded status of the plans
Other assets		$ 20.0
Other accrued liabilities	$ (2.2)	(2.5)
Long-term retirement benefits and other liabilities	(120.4)	(136.5)
Plan assets less than benefit obligations	$ (122.6)	$ (119.0)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	2.95%	2.54%	3.88%
Compensation Rate Increase	2.21%	2.22%	2.24%
U.S. Postretirement Health Benefits
Funded status of the plans
Other accrued liabilities	$ (1.2)	$ (1.6)
Long-term retirement benefits and other liabilities	(4.7)	(6.4)
Plan assets less than benefit obligations	$ (5.9)	$ (8.0)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	4.13%	3.50%	3.45%